SHARE BASED COMPENSATION	9 Months Ended
Sep. 30, 2020
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

26.   SHARE BASED COMPENSATION

The Company adopted a long-term incentive plan (the "2009 Plan") in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a new long-term incentive plan (the "2014 Plan") in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

As of September 30, 2020, the Company had 1,215,348 options outstanding. Total share-based compensation cost was determined based on the fair value of the options on the grant dates as well as on the repricing date, if any, applying an estimated forfeiture rate of 10%. The amounts of RMB11,208,163 and RMB866,385 was recognized for the nine months ended September 30, 2019 and 2020, respectively.

As of September 30, 2020, the Company had unrecognized share-based compensation expense RMB514,591 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 1.05 years. For the nine months ended September 30, 2020, total cash received from the exercise of share options was RMB44,125,483.